COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

18.       COMMITMENTS AND CONTINGENCIES

Operating lease

The Group leases certain office premises under non-cancellable leases. Rental expenses under operating leases for the years ended December 31, 2013, 2014 and 2015 were nil, nil and $985,214, respectively.

The future aggregate minimum lease payments under non-cancelable operating lease agreements were as follows:

Years ending December 31:

2016	$1,483,747
2017	1,432,141
2018	1,436,065
2019	1,432,141
2020	1,432,141
2021 and after	13,689,704
Total	$20,905,939

Withholding tax obligation

Pursuant to PRC individual income tax laws, when a corporation purchases equity interest from individuals, the individuals are obligated to pay individual income tax based on 20% of the capital gain from the transaction with the corporation as the withholding agent. The Group has purchased equity interests of certain entities from individual sellers. There is a possibility that if individual sellers fail to meet their income tax obligations, the tax authority may require the Group who is withholding agent to pay the taxes for the sellers firstly. Based on the information currently available, the Group was unable to make a reasonable estimate of the related liability due to the uncertainty related to the outcome and amount of payment and relating penalty and interest.